TAXES ON INCOME	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 15:-	TAXES ON INCOME

a.	Tax laws applicable to the Company:

Income Tax (Inflationary Adjustments) Law, 1985:

According to the law, until 2007, the results for tax purposes were adjusted for the changes in the Israeli CPI.

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Since 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. Adjustments relating to capital gains such as for sale of property (betterment) and securities continue to apply until disposal. Since 2008, the amendment to the law includes, among others, the cancellation of the inflationary additions and deductions and the additional deduction for depreciation (in respect of depreciable assets purchased after the 2007 tax year).

The Law for the Encouragement of Capital Investments, 1959:

According to the Law, companies are entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates:

Following the enactment of Amendment No. 60 to the Law, subsequent to April 1, 2005, the income qualifying for tax benefits under the tax benefits track is the taxable income of a company that has met certain conditions as determined by the Law ("a beneficiary company"), and which is derived from an industrial enterprise. In respect of plant expansions executed following Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election.

The Company has production facilities in Israel qualified as "Beneficiary Enterprises" in accordance with the Law. The Company's first Beneficiary Enterprise was converted from a previously "Approved Enterprise" program pursuant to the approval of the Israel Tax Authority that the Parent received in September 2006. In the past, certain of the Company's production facilities were granted approved enterprise status pursuant to the Law; were over, the benefit periods for such approved enterprises expired in 2005. Additionally, the Company has elected 2012 as the year of election. The income generated by the "Beneficiary Enterprise" is exempt from tax over a period of two years, beginning with the year in which the Company first had taxable income. The period of tax benefit of the first Beneficiary Enterprise has not yet commenced and was expired not later than 2017. The period of tax benefit of the second beneficiary enterprise has not yet commenced and will expire not later than 2024. The benefits are contingent upon compliance with the terms of the Encouragement Law (export rate, etc.). The Company is currently in compliance with these terms.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 68):

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011 ("the Amendment"), which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The Amendment became effective as of January 1, 2011. According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income under its status as a privileged company with a preferred enterprise. Commencing from the 2011 tax year, the Company can elect (without possibility of reversal) to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates. The tax rates under the Amendment are: 2011 and 2012 - 15% (in development area A - 10%) and in 2013 - 12.5% (in development area A - 7%).

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%). As for changes in tax rates resulting from the enactment of Amendment 73 to the Law, see below.

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 73):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the Amendment") was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The Company intends to implement the Amendment in future tax years. Therefore, the deferred tax balance as of December 31, 2013 was calculated based on the rate provided by the Amendment.

Accelerated depreciation:

By virtue of the Law, the Company is eligible for deduction of accelerated depreciation on equipment used by the approved enterprise / beneficiary enterprise from the first year of the asset's operation.

The Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

b.	Tax rates applicable to the Group:

1.	The Israeli regular corporate tax rate for Israeli companies was 25% in 2016, 24% in 2017 and 23% in 2018.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 ("the Budget Law") was enacted. The Law includes, among others, provisions for the taxation of revaluation gains effective from August 1, 2013. The provisions regarding revaluation gains will become effective only after the publication of regulations defining what should be considered as "retained earnings not subject to corporate tax" and regulations that set forth provisions for avoiding double taxation of foreign assets. As of the date of approval of these financial statements, these regulations have not been published.

These changes include, among others, increasing the corporate tax rate from 25% to 26.5%, cancelling the reduction in the tax rates applicable to privileged enterprises (9% in development area A and 16% elsewhere) and, in certain cases, increasing the rate of dividend withholding tax within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014.

2.	The tax rates of the Company's non-Israeli subsidiaries range between 29.5%-30%.

3.          Tax Reform in U.S.:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the "Act"), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

c.	Tax losses and tax credits carryforwards:

As of December 31, 2018, the Company's tax loss carryforwards were approximately $24.3 million of operating losses and $ 9.3 million of capital. As of December, 2018 the balance of tax credits carryforward was $992.

The Company's tax loss carryforward and tax credits carryforward do not have expiration dates.

d.	Income tax assessments:

The Company files its income tax return in Israel. Eltek Europe file its income tax returns in Germany and Eltek USA files its income tax return in the United States.

In Israel, the Company has received final tax assessments through the 1995 tax year. Assessments through the 2013 tax year are considered final due to statute of limitations. The Israeli tax returns of the Company may be audited by the Israeli Tax Authorities for the tax years beginning in 2014.

Eltek Europe has received final tax assessments through the 2013 tax year. The tax returns of Eltek Europe remain subject to audit for the tax years beginning in 2014. The tax returns of Eltek USA remain subject to audit for the tax years beginning in 2012.

e.	Profit before tax and income tax expense included in the consolidated statements of comprehensive income:

	Year ended December 31,
	2018	2017	2016

Loss before income tax expense:
Israel	(2,663)	(3,701)	(2,767)
Foreign jurisdictions	119	-	200

	(2,544)	(3,701)	(2,567)

Current tax expense:
Israel	14	-	-
Foreign jurisdictions	49	74	73

	63	74	73

Deferred taxes:
Israel	-	-	1,085

	-	-	1,085

Income tax expense	63	74	1,158

f.	Reconciliation of the theoretical income tax benefit to the actual income tax expense:

A reconciliation of the theoretical income tax benefit, assuming all income is taxable at the statutory rates applicable in Israel, and the actual income tax expense, is as follows:

	Year ended December 31,
	2018	2017	2016

Loss before income tax expense as reported in the consolidated statements of comprehensive income	(2,544)	(3,701)	(2,567)

Statutory tax rates	23%	24%	25%

Theoretical tax benefit calculated	(585)	(888)	(642)

Changed in liability for undistributed income of subsidiaries	-	29	37
Losses and other items for which a valuation allowance was provided	271	1,218	1,160
Change in effective on corporate tax rate	-	(49)	(17)
Changes in deferred tax of carryforward losses due to sale of investment in previously consolidated subsidiaries	-	-	492
Tax benefit (expense) arising from "Preferred enterprises"	189	296	250
Foreign tax rate differential in subsidiaries	22	44	20
Other	166	(576)	(142)

Total	648	962	1,800

Income tax expense	63	74	1,158

g.	Deferred tax assets and liabilities:

Deferred taxes reflect the tax effects of temporary differences were been the carrying amounts of assets and liabilities for financial reporting purposes and such amounts for income tax purposes.  Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2018	2017

Deferred tax assets:

Net operating loss carryforwards (in Israel)	3,892	3,614
Capital loss carryforwards (in Israel)	2,137	1,170
Severance benefits	25	28
Provision for vacation	174	218
Tax credit carryforward	992	1,065
Allowance for doubtful accounts	29	37

Total gross deferred tax assets	7,249	6,132

Less valuation allowance	(6,418)	(5,256)

Net deferred tax assets	831	876

Deferred tax liabilities:
Undistributed income of subsidiaries	(275)	(275)

Fixed assets - differences in depreciation	(556)	(601)

Total gross deferred tax liabilities	(831)	(876)

During the year ended December 31, 2016 the Company recorded a tax expense of $1.2 million due to uncertainty about its ability to utilize these tax assets in the foreseeable future.

The Company recorded a full valuation allowance for deferred tax assets with respect to its deferred tax assets in Israel due to uncertainty about its ability to utilize such losses in the future.  The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making this assessment. The valuation allowance for deferred tax assets as of December 31, 2018 and 2017 was $6,418 and $ 5,256 respectively. The net change in the total valuation allowance for each of the years ended December 31, 2018, 2017 and 2016, was an increase of $271, $1,218 and $1,160, respectively.

h.	Accounting for uncertainty in income taxes:

For the twelve-month periods ended December 31, 2018, 2017 and 2016, the Company did not have any unrecognized tax benefits and thus, no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve-month months.